Consolidated Statements of Financial Position - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Non-current assets [abstract]
Intangible assets	€ 4,606	€ 4,828
Property, plant and equipment	125,362	129,095
Investment in associate	14,111	22,932
Other receivables	2,066	1,920
Marketable securities	0	7,492
Total non-current assets	146,145	166,267
Current assets
Inventories	167,919	130,673
Trade receivables	20,212	11,910
Income tax receivables	1,360	883
Other receivables	14,127	12,833
Prepayments	42,958	31,717
Marketable securities	36,880	290,688
Cash and cash equivalents	394,222	444,767
Total current assets	677,678	923,471
Total assets	823,823	1,089,738
Equity
Share capital	7,699	7,675
Distributable equity	57,142	255,673
Total equity	64,841	263,348
Non-current liabilities
Borrowings	479,374	482,956
Derivative liabilities	86,385	157,950
Contract liabilities	949	14,213
Total non-current liabilities	566,708	655,119
Current liabilities
Borrowings	26,564	25,421
Contract liabilities	4,146	0
Trade payables and accrued expenses	122,120	101,032
Other liabilities	22,860	31,989
Income tax payables	5,773	5,490
Provisions	10,811	7,339
Total current liabilities	192,274	171,271
Total liabilities	758,982	826,390
Total equity and liabilities	€ 823,823	€ 1,089,738